U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):

[ ]	Form 10-K and Form 10-KSB
[ ]	Form 20-F
[ ]	Form 11-K
[X]	Form 10-Q and Form 10-QSB
[ ]	Form N-SAR

For Period Ended: December 31, 2002

[ ]	Transition Report on Form 10-K
[ ]	Transition Report on Form 20-F
[ ]	Transition Report on Form 11-K
[ ]	Transition Report on Form 10-Q
[ ]	Transition Report on Form N-SAR

For the Transition Period Ended:

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Read Attached Instruction Sheet Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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Part I--Registrant Information

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Capitol Federal Financial

Full Name of Registrant

N/A

Former Name if Applicable

700 Kansas Avenue

Address of Principal Executive Office (Street and Number)

Topeka, Kansas 66603

City, State and Zip Code

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Part II--Rules 12b-25 (b) and (c)
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If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X]	(b)	The subject annual report, semi-annual report, transition on Form 10-K or Form 10-KSB, Form 20-F, Form 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or Form 10-QSB, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant's statement or other exhibit required by Rule 12b- 25(c) has been attached, if applicable.
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Part III--Narrative
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State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB, 20-F, 11-K, 10-Q and Form 10-QSB, N-SAR or the transition report or portion thereof, could not be filed within the prescribed time period.

Response: The compilation of the financial and other information necessary for the Registrant's Quarterly Report on Form 10-Q for the quarterly period ended December 31, 2002 has been delayed due to the preparation of and internal audit of the financial information necessary to complete the Form 10-Q.
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Part IV--Other Information
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(1)	Name and telephone number of person to contact in regard to this notification.

Neil F.M. McKay	(785)	235-1341
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?

      If the answer is no, identify report(s).

[X]	Yes	[ ]	No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[X]	Yes	[ ]	No

      If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Response: During the quarter ended December 31, 2002, the Company sold $544.0 million in mortgage loans. The gain on the sale of these loans was $17.2 million pre-tax and $10.5 million after-tax. The corresponding period for the prior fiscal year did not have any gain on sale reported as no loans were sold during that period. This gain was partially offset by a reduction in net interest income due to the lower average balance of loans during the current period resulting from the loan sales. As a result, the increase in net income between the corresponding period of the prior year and the period ended December 31, 2002 was $8.4 million.

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CAPITOL FEDERAL FINANCIAL

(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 19, 2003	By:	/s/ Neil F.M. McKay
Neil F.M. McKay Executive Vice President and Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).